DEFERRED REVENUES	12 Months Ended
Mar. 31, 2014
DEFERRED REVENUES
DEFERRED REVENUES

(8)   DEFERRED REVENUES

Deferred revenues consist of the following:

	March 31,
	2013	2014
	RMB	RMB
Testing services	3,866,368	4,704,072
Test preparation and training solutions	376,885	1,210,307
Other revenue — test-based education services	1,131,246	327,735
Other revenue — licensing fees from authorized test centers	3,614,738	3,036,530
Other revenue — others	1,031,584	1,300,065
Total deferred revenues	10,020,821	10,578,709

Representing:
Current deferred revenues	7,376,527	8,383,327
Non-current deferred revenues	2,644,294	2,195,382